Document and Entity Information	0 Months Ended
May 29, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 29, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	May 29, 2015
Prospectus Date	Dec. 30, 2014
TorrayResolute Small/Mid Cap Growth Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TRSDX
TorrayResolute Small/Mid Cap Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TRSMX